Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements Of Comprehensive Income
Net Income	$ 1,337	$ 2,526
Other Comprehensive Income
Unrealized gains (losses) on securities during the period	(504)	1,408
Less: reclassification adjustment for gains included in securities gains in the Consolidated Statement of Income	(16)	(1)
Other Comprehensive Income (Loss) before tax	(520)	1,407
Income tax expense (benefit) related to other comprehensive income (loss)	(177)	478
Other Comprehensive Income (Loss)	(343)	929
COMPREHENSIVE INCOME	$ 994	$ 3,455